Stock Incentive Plan - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2018	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding			2,770,785		2,770,785		2,441,889	2,334,830
Common stock, reserved for future issuance			5,219,804		5,219,804		15,621,179	15,317,986
Number of shares available for grant			2,173,021		2,173,021		344,456	250,464
Increase in number of shares available for future grant		596,414
Number of share options granted during the period		276,843			408,464		902,544
Stock options, grants in period, weighted-average exercise price					$ 12.39		$ 7.94
Accelerated cost					$ 2,100,000		$ 2,100,000
Stock options, exercises in period, total intrinsic value					202,000,000	$ 26,000,000	3,700,000	$ 94,000,000
Stock options, vested in period, fair value					1,300,000	900,000	1,100,000	451,000
Stock options. grants in period, grant date fair value					$ 2,900,000	$ 3,800,000	$ 3,900,000	$ 3,100,000
Stock options, grants in period, weighted-average grant date fair value					$ 7.22	$ 4.42	$ 4.24	$ 2.34
Unvested stock options, cost not yet recognized, amount			$ 5,000,000.0		$ 5,000,000.0		$ 5,300,000
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Option, Exercise Price, Increase		$ 11.47
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Option, Exercise Price, Increase		$ 13.76
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested award, cost not yet recognized, period for recognition					2 years 9 months 18 days		3 years
Expected dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%
Stock Options [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period		48 months
Number of share options granted during the period		715,358
Stock options, grants in period, weighted-average exercise price		$ 7.86
2008 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan term					10 years		10 years
Stock options outstanding			604,267		604,267		634,788	1,032,840
2018 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding			2,034,734		2,034,734		1,807,101	1,301,989
Award expiration period	10 years
Common stock, reserved for future issuance			753,645		753,645		753,645
Number of shares available for grant							344,456	250,464
Percentage of fair value per share of the Company's common stock on the date of grant	100.00%
Percentage of Voting Interests Acquired	10.00%
Percentage of Outstanding Stock Maximum on the date of Grants	110.00%
2021 Equity Incentive Plan Policies [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding			131,621		131,621
Common stock, reserved for future issuance			2,205,000		2,205,000
Number of shares reserved for issuance.					2,272,613
Percentage of total number of outstanding shares of common stock					5.00%
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, reserved for future issuance			276,000		276,000